Label	Element	Value
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund
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Supplement [Text Block]	ck0000914775_SupplementTextBlock	December 29, 2017 ADVANTAGE FUNDS, INC. Dreyfus Opportunistic Midcap Value Fund (Class A, C, I and Y Shares) Supplement to Summary Prospectus and Prospectus Dated December 29, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Opportunistic Midcap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective January 12, 2018, the following information supersedes and replaces the first paragraph in "Principal Investment Strategy" in the summary prospectus and the first paragraph in "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.  The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund’s benchmark index.  As of September 30, 2017, the market capitalizations of the largest and smallest companies included in the index were approximately $34 billion and $2 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $13 billion and $7 billion, respectively.  The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.